SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Growth Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund

The following changes will take effect on or about January 1, 2021:
The following disclosure replaces the existing similar disclosure contained under the heading “Class A, Class C and Class R Shares” in the “I. Retail Funds” sub-section of the “DISTRIBUTION AND SERVICE AGREEMENTS AND PLANS” section of Part II of each fund's Statement of Additional Information.
Fees for Shareholder Services. For its services under the Services Agreement, DDI receives a shareholder services fee from a fund under a Rule 12b-1 Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, C and R shares of a fund, as applicable.
With respect to Class A and Class R shares of a fund, DDI pays each firm a service fee, generally payable quarterly, at an annual rate of up to 0.25% of the net assets in fund accounts that it maintains and services attributable to Class A and Class R shares of a fund, generally commencing immediately after investment. With respect to Class C shares of a fund, DDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. DDI does not advance the first-year service fee to firms for sales of Class C shares to employer-sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates. For periods after the first year, DDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and generally paid quarterly) of the net assets attributable to Class C shares of a fund maintained and serviced by the firm.
The following disclosure replaces the existing similar disclosure relating to the funds contained in “PART II: APPENDIX II-D — FINANCIAL SERVICES FIRMS’ COMPENSATION” of Part II of each fund’s Statement of Additional Information.
Service Fees for Class A, Class C and Class R Shares: With respect to Class A and Class R shares of a fund, DDI pays each firm a service fee, generally payable quarterly, at an annual rate of up to 0.25% of the net assets in fund accounts that it maintains and services attributable to Class A and Class R shares of a fund, generally commencing immediately after investment. With respect to Class C shares of a fund, DDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. DDI does not advance the first year service fee to firms for sales of Class C shares to employer-sponsored employee benefit plans using the OmniPlus subaccount record keeping system made available through ADP, Inc. under an alliance between ADP, Inc. and DDI and its affiliates. For periods after the first year, DDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and generally paid quarterly) of the net assets attributable to Class C shares of a fund maintained and serviced by the firm (see “Retail Funds: Class A, Class C and Class R Shares” under “Part II: Distribution and Service Agreements and Plans”).
Please Retain This Supplement for Future Reference
November 23, 2020
SAISTKR20-23